SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bad debt			$ 2,977
Bank service charges	5,421	6,806	5,910
Filing and registration fees	40,563	59,635	37,715
Insurance	60,251	44,784	38,283
Investor relations		5,312	1,265
Office maintenance	31,888	30,738	17,550
Payroll	34,813
Regulatory fees	5,238	8,380
Rent	16,800	12,810	5,268
Travel	55,170	14,382	5,259
General and administrative expenses	$ 250,144	$ 182,847	$ 114,227